Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended
	Jul. 15, 2014	Apr. 06, 2012	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 19, 2014	Mar. 24, 2014	Jun. 30, 2014
Summary Of Significant Accounting Policies [Line Items]
Debt instrument outstanding face amount percentage			76.00%		75.00%
Finite-Lived Intangible Asset, Useful Life		17 years 8 months 12 days
Advertising Expense					$ 15,280	$ 25,748
Research and Development Expense			406,856	493,741	1,430,614	1,594,054
Finite Lived Intangible Asset Useful Life From Application Date					2 years 3 months 18 days
Deferred Revenue, Current			210,882		164,349	0
Revenues			184,902	375	415,996	1,680
Cash Proceeds From Research Agreements	89,063
Inventory Write-down					15,407	0
Research and Development Agreements One Year
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Payment Terms			the Company received $50,000 upon achievement of a specified deliverable (milestone method). Through March 31, 2015, $200,000 had been received under the agreement and recognized as revenue.				Payment terms are (1) $150,000 received at commencement (straight-line method); (2) $50,000 upon achievement of a specified deliverable (milestone method); and (3) $50,000 upon achievement of the final specified deliverable (milestone method). As of December 31, 2014, the initial $150,000 payment had been received and $34,281 remained in deferred revenues on the consolidated balance sheet.
Deferred Revenue, Current					150,000
Research and Development Agreements Two Year
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Payment Terms			payments in the aggregate amount of $177,234. Through March 31, 2015, $605,359 had been received and $210,882 was recorded as deferred revenues on the condensed consolidated balance sheet.					Payment terms are (1) $250,000 at commencement; (2) $356,250 payable in four equal quarterly installments, subject to acceleration upon achieving a specified deliverable; and (3) $168,750 payable in two equal bi-annual installments (all three of which are being recognized pursuant to the straight-line method), subject to acceleration upon achieving a specified deliverable.
Deferred Revenue, Current			210,882		250,000			130,068
Cash Proceeds From Research Agreements				89,063					89,063
Research and development agreements
Summary Of Significant Accounting Policies [Line Items]
Revenues			180,702		413,777
Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					5 years
Trademarks
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life					10 years
Stem Pearls Skincare Products
Summary Of Significant Accounting Policies [Line Items]
Revenue, Net, Total			200	375	2,219	1,680
Royalty Revenue			$ 4,000	$ 0
Licenses
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life					17 years 8 months 12 days
Patents
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life					20 years
Finite Lived Intangible Asset Useful Life From Application Date					2 years 3 months 18 days